Shareholder Report, Holdings (Details)	Dec. 31, 2025
Sprott Gold Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
Sprott Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Sprott Gold Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	6.63%
Sprott Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.03%
Sprott Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	75.55%
Sprott Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.79%
Sprott Gold Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
Sprott Gold Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
Sprott Junior Gold Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	6.94%
Sprott Junior Gold Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Sprott Junior Gold Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	45.26%
Sprott Junior Gold Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Sprott Junior Gold Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Sprott Junior Gold Miners ETF | Turkey, New Lira
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Sprott Junior Gold Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	35.14%
Sprott Junior Gold Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.82%
Sprott Junior Gold Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
Sprott Critical Materials ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
Sprott Critical Materials ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.31%
Sprott Critical Materials ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.02%
Sprott Critical Materials ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	38.16%
Sprott Critical Materials ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Sprott Critical Materials ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	24.51%
Sprott Critical Materials ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.04%
Sprott Critical Materials ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.05%
Sprott Critical Materials ETF | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Critical Materials ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	0.08%
Sprott Critical Materials ETF | GUERNSEY
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Sprott Critical Materials ETF | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Sprott Critical Materials ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Sprott Critical Materials ETF | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Sprott Critical Materials ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	0.42%
Sprott Critical Materials ETF | INDIA
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Sprott Critical Materials ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	0.76%
Sprott Critical Materials ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Sprott Critical Materials ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	1.52%
Sprott Critical Materials ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.13%
Sprott Critical Materials ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Sprott Critical Materials ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Sprott Critical Materials ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Sprott Critical Materials ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.73%
Sprott Critical Materials ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%
Sprott Critical Materials ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.07%)
Sprott Lithium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.54%
Sprott Lithium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Sprott Lithium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	18.96%
Sprott Lithium Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
Sprott Lithium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	41.42%
Sprott Lithium Miners ETF | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Sprott Lithium Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Sprott Lithium Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	9.73%
Sprott Lithium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.36%
Sprott Lithium Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Lithium Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.58%
SPROTT URANIUM MINERS ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.81%
SPROTT URANIUM MINERS ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
SPROTT URANIUM MINERS ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	61.73%
SPROTT URANIUM MINERS ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	16.17%
SPROTT URANIUM MINERS ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.36%
SPROTT URANIUM MINERS ETF | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	4.34%
SPROTT URANIUM MINERS ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
SPROTT URANIUM MINERS ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.75%
SPROTT URANIUM MINERS ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.66%
SPROTT URANIUM MINERS ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
Sprott Junior Uranium Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Sprott Junior Uranium Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	17.01%
Sprott Junior Uranium Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	45.48%
Sprott Junior Uranium Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Sprott Junior Uranium Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	31.45%
Sprott Junior Uranium Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Sprott Junior Uranium Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.81%
Sprott Junior Uranium Miners ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
Sprott Junior Uranium Miners ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Sprott Junior Copper Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.89%)
Sprott Junior Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.79%
Sprott Junior Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.19%
Sprott Junior Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	46.01%
Sprott Junior Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	4.85%
Sprott Junior Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	15.37%
Sprott Junior Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Sprott Junior Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Sprott Junior Copper Miners ETF | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	3.74%
Sprott Junior Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	4.81%
Sprott Junior Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.38%
Sprott Junior Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Sprott Junior Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.91%
Sprott Junior Copper Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.89%)
Sprott Junior Copper Miners ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Sprott Nickel Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.16%
Sprott Nickel Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Sprott Nickel Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	19.25%
Sprott Nickel Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Sprott Nickel Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	26.34%
Sprott Nickel Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Sprott Nickel Miners ETF | ISLE OF MAN
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Nickel Miners ETF | CHINA
Holdings [Line Items]
Percent of Net Asset Value	4.92%
Sprott Nickel Miners ETF | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	38.29%
Sprott Nickel Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.63%
Sprott Nickel Miners ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
Sprott Nickel Miners ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Sprott Copper Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Sprott Copper Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Sprott Copper Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	31.37%
Sprott Copper Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	44.26%
Sprott Copper Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.27%
Sprott Copper Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.43%
Sprott Copper Miners ETF | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Sprott Copper Miners ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Sprott Copper Miners ETF | ECUADOR
Holdings [Line Items]
Percent of Net Asset Value	0.37%
Sprott Copper Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	0.48%
Sprott Copper Miners ETF | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	0.13%
Sprott Copper Miners ETF | POLAND
Holdings [Line Items]
Percent of Net Asset Value	5.34%
Sprott Copper Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	9.74%
Sprott Copper Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.12%
Sprott Copper Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Sprott Copper Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Sprott Copper Miners ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
Sprott Copper Miners ETF | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
Sprott Silver Miners & Physical Silver ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Sprott Silver Miners & Physical Silver ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	89.63%
Sprott Silver Miners & Physical Silver ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Sprott Silver Miners & Physical Silver ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	0.92%
Sprott Silver Miners & Physical Silver ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.67%
Sprott Silver Miners & Physical Silver ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	0.28%
Sprott Silver Miners & Physical Silver ETF | MOROCCO
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Sprott Silver Miners & Physical Silver ETF | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.31%
Sprott Silver Miners & Physical Silver ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.41%
Sprott Silver Miners & Physical Silver ETF | Closed End Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.44%
Sprott Silver Miners & Physical Silver ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.09%
Sprott Silver Miners & Physical Silver ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Sprott Active Gold & Silver Miners ETF | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
Sprott Active Gold & Silver Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.04%
Sprott Active Gold & Silver Miners ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Sprott Active Gold & Silver Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	13.96%
Sprott Active Gold & Silver Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	61.81%
Sprott Active Gold & Silver Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	1.04%
Sprott Active Gold & Silver Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	18.71%
Sprott Active Gold & Silver Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.74%
Sprott Active Gold & Silver Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Sprott Active Gold & Silver Miners ETF | Net Liabilities Less Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
Sprott Active Metals & Miners ETF | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Sprott Active Metals & Miners ETF | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	19.26%
Sprott Active Metals & Miners ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	57.87%
Sprott Active Metals & Miners ETF | Other Assets In Excess Of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Sprott Active Metals & Miners ETF | PERU
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Sprott Active Metals & Miners ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.86%
Sprott Active Metals & Miners ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.15%
Sprott Active Metals & Miners ETF | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Sprott Active Metals & Miners ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.05%
Sprott Active Metals & Miners ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%
Sprott Active Metals & Miners ETF | Other Assets And Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%
Sprott Gold Equity Fund Institutional Class | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Sprott Gold Equity Fund Institutional Class | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Sprott Gold Equity Fund Institutional Class | G Mining Ventures Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sprott Gold Equity Fund Institutional Class | Oceana Gold Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Sprott Gold Equity Fund Institutional Class | I A M G O L D Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sprott Gold Equity Fund Institutional Class | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund Institutional Class | Agnico Eagle Mines Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sprott Gold Equity Fund Institutional Class | D P M Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sprott Gold Equity Fund Institutional Class | I 80 G O L D Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund Institutional Class | Eldorado Gold Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sprott Gold Equity Fund Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sprott Gold Equity Fund Institutional Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sprott Gold Equity Fund Institutional Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Sprott Gold Equity Fund Institutional Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Sprott Gold Equity Fund Institutional Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Sprott Gold Equity Fund Institutional Class | Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Sprott Gold Equity Fund Investor Class | Gold Bullion [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Sprott Gold Equity Fund Investor Class | Coeur Mining Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Sprott Gold Equity Fund Investor Class | G Mining Ventures Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Sprott Gold Equity Fund Investor Class | Oceana Gold Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Sprott Gold Equity Fund Investor Class | I A M G O L D Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Sprott Gold Equity Fund Investor Class | Barrick Mining Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Sprott Gold Equity Fund Investor Class | Agnico Eagle Mines Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sprott Gold Equity Fund Investor Class | D P M Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Sprott Gold Equity Fund Investor Class | I 80 G O L D Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Sprott Gold Equity Fund Investor Class | Eldorado Gold Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Sprott Gold Equity Fund Investor Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Sprott Gold Equity Fund Investor Class | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Sprott Gold Equity Fund Investor Class | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Sprott Gold Equity Fund Investor Class | CANADA
Holdings [Line Items]
Percent of Net Asset Value	59.60%
Sprott Gold Equity Fund Investor Class | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Sprott Gold Equity Fund Investor Class | Cash And Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%